Bank Loan (Details) - USD ($)		12 Months Ended
	Mar. 25, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Bank Loan [Line Items]
Annual interest rates		2.89%	335.00%
Interest expenses incurred		$ 29,391	$ 34,266
Percentage of guarantee	100.00%
Hong Kong Dollar Prime Rate [Member]
Bank Loan [Line Items]
Variable interest rates		2.50%
SME Term Loan [Member]
Bank Loan [Line Items]
Outstanding balances		$ 954,881	$ 1,066,363